Cover	Aug. 09, 2023
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Aug. 09, 2023
Entity Registrant Name	Hydrofarm Holdings Group, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39773
Entity Tax Identification Number	81-4895761
Entity Address, Address Line One	1510 Main Street
Entity Address, City or Town	Shoemakersville
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19555
City Area Code	707
Local Phone Number	765-9990
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	HYFM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001695295
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A is being filed by Hydrofarm Holdings Group, Inc. to amend its Current Report on Form 8-K filed with the Securities and Exchange Commission on August 9, 2023 (the "Original Report") (i) to add an Item 2.02 Results of Operations and Financial Condition tag which was inadvertently omitted and (ii) to correct the date on the signature page of the Original Report to August 9, 2023, the actual date, from May 10, 2023. Except as otherwise provided herein, the disclosures made in the Original Report remain unchanged.